Income Taxes - Summary of Reconciliation of the Statutory Federal Income Tax Rate to the Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Federal statutory income tax rate	21.00%	21.00%
Mark-to-market adjustments of Earnout and Earn Back Shares	5.50%	0.00%
Executive compensation	(4.70%)	0.00%
Valuation allowance	(22.80%)	(22.90%)
Other	1.00%	1.90%
Effective income tax rate	(0.10%)	0.00%